Share-based compensation - Disclosure of changes in PSUs and RSUs (Details)		12 Months Ended
	Jan. 17, 2021 shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares
PSU TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		2,757,605	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 17.07	€ 0
Granted (in shares)		3,803,956	2,934,454
Granted (in euros per share) | €		€ 10.38	€ 17.07
Vested (in shares)		0	0
Vested (in euros per share) | €		€ 0	€ 0
Canceled (in shares)		0	0
Canceled (in euros per share) | €		€ 0	€ 0
Forfeited (in shares)		(209,121)	(176,849)
Forfeited (in euros per share) | €		€ 16.50	€ 17.07
Outstanding shares unvested at the end of the period (in shares)		6,352,440	2,757,605	0
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 13.09	€ 17.07	€ 0
PSU Synergies
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		2,757,605	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 14.55	€ 0
Granted (in shares)		3,803,956	2,934,454
Granted (in euros per share) | €		€ 11.29	€ 14.55
Vested (in shares)		0	0
Vested (in euros per share) | €		€ 0	€ 0
Canceled (in shares)		0	0
Canceled (in euros per share) | €		€ 0	€ 0
Forfeited (in shares)		(209,121)	(176,849)
Forfeited (in euros per share) | €		€ 14.27	€ 14.55
Outstanding shares unvested at the end of the period (in shares)		6,352,440	2,757,605	0
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 12.61	€ 14.55	€ 0
PSU Compliance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		689,516	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 14.55	€ 0
Granted (in shares)		950,992	733,729
Granted (in euros per share) | €		€ 11.29	€ 14.55
Vested (in shares)		0	0
Vested (in euros per share) | €		€ 0	€ 0
Canceled (in shares)		0	0
Canceled (in euros per share) | €		€ 0	€ 0
Forfeited (in shares)		(52,286)	(44,213)
Forfeited (in euros per share) | €		€ 14.27	€ 14.55
Outstanding shares unvested at the end of the period (in shares)		1,588,222	689,516	0
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 12.61	€ 14.55	€ 0
PSU Electrification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		689,285	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 14.55	€ 0
Granted (in shares)		950,986	733,498
Granted (in euros per share) | €		€ 11.29	€ 14.55
Vested (in shares)		0	0
Vested (in euros per share) | €		€ 0	€ 0
Canceled (in shares)		0	0
Canceled (in euros per share) | €		€ 0	€ 0
Forfeited (in shares)		(52,273)	(44,213)
Forfeited (in euros per share) | €		€ 14.27	€ 14.55
Outstanding shares unvested at the end of the period (in shares)		1,587,998	689,285	0
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 12.61	€ 14.55	€ 0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		4,316,256	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 14.62	€ 0
Granted (in shares)		5,186,760	4,499,970
Granted (in euros per share) | €		€ 11.45	€ 14.62
Vested (in shares)		(310,968)	0
Vested (in euros per share) | €		€ 16.11	€ 0
Canceled (in shares)		0	0
Canceled (in euros per share) | €		€ 0	€ 0
Forfeited (in shares)		(367,105)	(183,714)
Forfeited (in euros per share) | €		€ 14.02	€ 14.62
Outstanding shares unvested at the end of the period (in shares)		8,824,943	4,316,256	0
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 12.77	€ 14.62	€ 0
Replacement Stellantis RSU awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	24,300,000
Replacement Stellantis RSU awards | FCA Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		17,520,829	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 11.08	€ 0
Anti-dilution adjustment (in shares)		0	2,181,936
Anti-dilution adjustment (in euros per share) | €		€ 0	€ 11.09
Granted (in shares)		0	24,321,968
Granted (in euros per share) | €		€ 0	€ 11.14
Vested (in shares)		(6,923,401)	(8,438,777)
Vested (in euros per share) | €		€ 10.19	€ 11.30
Canceled (in shares)		0	0
Canceled (in euros per share) | €		€ 0	€ 0
Forfeited (in shares)		(875,295)	(544,298)
Forfeited (in euros per share) | €		€ 10.05	€ 10.32
Outstanding shares unvested at the end of the period (in shares)		9,722,133	17,520,829	0
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 9.95	€ 11.08	€ 0
Replacement Stellantis RSU awards | PSA Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		11,573,960	8,576,981	9,574,500
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 7.9	€ 15.3	€ 16.53
Anti-dilution adjustment (in shares)		0	7,278,029	8,786
Anti-dilution adjustment (in euros per share) | €		€ 0	€ 0	€ 0
Granted (in shares)		0	0	2,740,165
Granted (in euros per share) | €		€ 0	€ 0	€ 10.34
Vested (in shares)		(4,187,770)	(4,245,183)	(2,153,500)
Vested (in euros per share) | €		€ 8.78	€ 9.15	€ 13.77
Canceled (in shares)		0	0	(1,299,970)
Canceled (in euros per share) | €		€ 0	€ 0	€ 16.79
Forfeited (in shares)		(964,112)	(35,867)	(293,000)
Forfeited (in euros per share) | €		€ 7.76	€ 8.99	€ 11.35
Outstanding shares unvested at the end of the period (in shares)		6,422,078	11,573,960	8,576,981
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 6.71	€ 7.9	€ 15.3